Related Party Balances and Transactions - Schedule of Amounts Due from Related Parties (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Due from L.P. by the Group
Related Party Transaction [Line Items]
Funds, loan amount	$ 940,000